Sullivan & Worcester LLP                     T 202 775 1200
                        1666 K Street, NW                        F 202 293 2275
                      Washington, DC 20006                       www.sandw.com

                                   March 6, 2009


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                       Metropolitan Series Fund, Inc.
               (BlackRock Legacy Large Cap Growth Portfolio)
                   File No. 333-157080 - CIK: 0000710826


Ladies and Gentlemen:

     This letter responds to comments given by email on February 27, 2009 by Mark Cowan of the Commission staff regarding the above-referenced filing. Set forth below is each comment and the response of Metropolitan Series Fund, Inc. (the "Fund").

     The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 1 and is of the opinion that Post-Effective Amendment No. 1 does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectus/Proxy Statement or the Statement of Additional Information have occurred since March 6, 2009, the effective date of the above-referenced registration statement.

1.       Summary

     a. Comment: Please describe how the costs of reorganization will be allocated among the different share classes of the acquired fund.

     Response: The requested language has been added. See "Summary" in Part A. The allocation has also been revised under "Pro Forma Capitalization" and in the Pro Forma Financial Statements.

     b. Comment: Please confirm that the presentation and format of the disclosure conforms to the requirements of Item 2(c)(2) of Form N-1A, including a zero axis line in the bar chart and a corresponding bar for each year's numerical return.

     Response: The presentation and format of the disclosure in the document to be provided to investors will conform to the requirements of Item 2(c)(2) of Form N-1A.

     c. Comment: Please revise the disclosure to identify the differences between objectives, strategies, and risks of the acquired and acquiring funds on a point-by-point basis rather than providing an independent list of strategies and risks of each fund. See Item 3(b).

     Response: Language has been added to the "Summary" in Part A which highlights the principal differences in the strategies of the two funds.

2.       Pro Forma Capitalization

     a. Comment: Please note that the amounts in the "Adjustments" column for the Net Assets of Class B and Class E should be switched so that the adjustment for Class B is ($18, 231) and Class E is ($11,790).

         Response: The pro forma table has been corrected to reflect that Class B shares are not subject to an adjustment.

     b. Comment: The figure for the Shares Outstanding for Class B Shares for the BlackRock Portfolio should be $3,829,265.

         Response: The pro forma table has been corrected.

3.       Tandy

     Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. Notwithstanding our comments, in the event the fund requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing. We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

         Response: The Fund acknowledges that:

     1. It is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced registration statement;

     2. staff comments orchanges to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

     3. the Fund may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

                                        Very truly yours,

                                        /s/David C. Mahaffey
                                        David C. Mahaffey


Enclosures

cc:  Elizabeth M. Forget
      Michael Lawlor, Esq.
      John Loder, Esq.
      Michael O'Sullivan
      Catherine Dent
      Bryan Andersen